Consolidated Statement of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Distributions to common shareholders, per share	$ 0.68	$ 0.76	$ 1.93